Label	Element	Value
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $0.78 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $78.33 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.00%
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $66.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator International Developed Power Buffer ETF™ - July | iShares MSCI EAFE ETF, Expiration: 06/30/2025; Exercise Price: $91.49 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)